Supplemental guarantor financial information, Condensed consolidating balance sheet (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 17,626	$ 17,383	$ 15,513	$ 12,789
Trade accounts receivable, net	65,177	66,471
Inventories and supplies	21,359	21,660
Deferred income taxes	8,624	9,390
Funds held for customers	43,404	35,720
Other current assets	26,986	20,613
Total current assets	183,176	171,237
Long-term Investments	38,288	37,410
Property, Plant and Equipment, net	117,081	120,221
Assets Held for Sale	3,937	4,527
Intangibles, net	152,525	155,112
Goodwill	752,289	725,937
Investments In Consolidated Subsidiaries	0	0
Intercompany (Payable) Receivable	0	0
Other Non-Current Assets	87,680	94,247
Total assets	1,334,976	1,308,691	1,336,909
Current Liabilities:
Accounts payable	61,822	60,478
Accrued liabilities	133,478	144,034
Short-term debt	13,000	7,000
Total current liabilities	208,300	211,512
Long-Term Debt	739,966	748,122
Deferred Income Taxes	49,596	46,752
Other Non-Current Liabilities	71,471	76,107
Total Shareholders' Equity	265,643	226,198
Total liabilities and shareholders' equity	1,334,976	1,308,691
Deluxe Corporation [Member]
Current Assets:
Cash and cash equivalents	585	3,197	3,528	2,725
Trade accounts receivable, net	0	0
Inventories and supplies	0	0
Deferred income taxes	2,266	2,854
Funds held for customers	0	0
Other current assets	12,222	9,463
Total current assets	15,073	15,514
Long-term Investments	35,592	34,905
Property, Plant and Equipment, net	0	0
Assets Held for Sale	0	0
Intangibles, net	0	0
Goodwill	0	0
Investments In Consolidated Subsidiaries	1,071,813	986,484
Intercompany (Payable) Receivable	(108,339)	(68,348)
Other Non-Current Assets	12,105	12,337
Total assets	1,026,244	980,892
Current Liabilities:
Accounts payable	10,865	11,697
Accrued liabilities	13,925	9,440
Short-term debt	13,000	7,000
Total current liabilities	37,790	28,137
Long-Term Debt	739,966	748,122
Deferred Income Taxes	(21,645)	(25,898)
Other Non-Current Liabilities	4,490	4,333
Total Shareholders' Equity	265,643	226,198
Total liabilities and shareholders' equity	1,026,244	980,892
Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	1,208	683	546	497
Trade accounts receivable, net	49,564	53,679
Inventories and supplies	19,198	19,350
Deferred income taxes	6,126	6,303
Funds held for customers	0	0
Other current assets	10,950	8,047
Total current assets	87,046	88,062
Long-term Investments	2,696	2,427
Property, Plant and Equipment, net	99,847	102,427
Assets Held for Sale	3,937	4,527
Intangibles, net	148,871	151,512
Goodwill	750,218	723,938
Investments In Consolidated Subsidiaries	11,418	615
Intercompany (Payable) Receivable	154,446	114,299
Other Non-Current Assets	63,552	71,032
Total assets	1,322,031	1,258,839
Current Liabilities:
Accounts payable	46,325	42,798
Accrued liabilities	71,479	92,038
Short-term debt	0	0
Total current liabilities	117,804	134,836
Long-Term Debt	0	0
Deferred Income Taxes	68,473	68,794
Other Non-Current Liabilities	63,941	68,725
Total Shareholders' Equity	1,071,813	986,484
Total liabilities and shareholders' equity	1,322,031	1,258,839
Non-Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	15,833	13,503	11,439	9,567
Trade accounts receivable, net	15,613	12,792
Inventories and supplies	2,161	2,310
Deferred income taxes	232	233
Funds held for customers	43,404	35,720
Other current assets	3,814	3,103
Total current assets	81,057	67,661
Long-term Investments	0	78
Property, Plant and Equipment, net	17,234	17,794
Assets Held for Sale	0	0
Intangibles, net	3,654	3,600
Goodwill	2,071	1,999
Investments In Consolidated Subsidiaries	0	0
Intercompany (Payable) Receivable	(46,107)	(45,951)
Other Non-Current Assets	12,023	10,878
Total assets	69,932	56,059
Current Liabilities:
Accounts payable	4,632	5,983
Accrued liabilities	48,074	42,556
Short-term debt	0	0
Total current liabilities	52,706	48,539
Long-Term Debt	0	0
Deferred Income Taxes	2,768	3,856
Other Non-Current Liabilities	3,040	3,049
Total Shareholders' Equity	11,418	615
Total liabilities and shareholders' equity	69,932	56,059
Eliminations [Member]
Current Assets:
Cash and cash equivalents	0	0
Trade accounts receivable, net	0	0
Inventories and supplies	0	0
Deferred income taxes	0	0
Funds held for customers	0	0
Other current assets	0	0
Total current assets	0	0
Long-term Investments	0
Property, Plant and Equipment, net	0	0
Assets Held for Sale	0	0
Intangibles, net	0	0
Goodwill	0	0
Investments In Consolidated Subsidiaries	(1,083,231)	(987,099)
Intercompany (Payable) Receivable	0	0
Other Non-Current Assets	0	0
Total assets	(1,083,231)	(987,099)
Current Liabilities:
Accounts payable	0	0
Accrued liabilities	0	0
Short-term debt	0	0
Total current liabilities	0	0
Long-Term Debt	0	0
Deferred Income Taxes	0	0
Other Non-Current Liabilities	0	0
Total Shareholders' Equity	(1,083,231)	(987,099)
Total liabilities and shareholders' equity	$ (1,083,231)	$ (987,099)